OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT LIABILITIES
Schedule of other non-current liabilities

		As of December 31,
	Note	2020	2021

Unrecognized tax benefits	9	55,943	75,288
Deferred income tax liabilities	9	62,044	—
Total		117,987	75,288

summary of the outstanding and exercisable warrants balance

	For the year ended December 31,
Number of Warrants	2020	2021
Outstanding as of the beginning of the year	4,662,411	4,662,411
Issuance	—	—
Cancelled	—	(4,662,411)
Outstanding as of the end of the year	4,662,411	—

Schedule of fair value assumptions of warrants

	As of December 31,
	2020	2021
Expected volatility	48%	—
Expected dividends yield	nil	—
Expected term (in years)	1.73 ~1.84 years	—
Risk-free interest rate per annum	0.12%~0.13%	—

Schedule of components effecting the change in fair value

	For the Year Ended December 31,
	2019	2020	2021
Balance as of the beginning of the year	—	1,374	—
Issuance	207	—	—
Change in fair value	1,152	(1,359)	—
Foreign currency translation adjustment	15	(15)	—
Balance as of the end of the year	1,374	—	—